As filed with the Securities and Exchange Commission on 8/22/18.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Air Freight - 2.8%
9,280	FedEx Corp.	$2,107,117

	Apparel - 1.7%
8,720	PVH Corp.	1,305,558

	Brokerage - 2.6%
32,360	E*Trade Financial Corp. *	1,979,138

	Building - 1.7%
46,370	PulteGroup, Inc.	1,333,138

	Chemicals - Specialty - 5.4%
23,950	Celanese Corp. - Series A	2,659,887
3,670	Sherwin-Williams Co.	1,495,782
		4,155,669
	Computer Hardware - 3.0%
12,495	Apple Inc.	2,312,949

	Computer Software - 9.0%
15,090	Adobe Systems, Inc. *	3,679,093
32,150	Microsoft Corp.	3,170,311
		6,849,404
	Computer Software - Gaming - 2.1%
11,260	Electronic Arts, Inc. *	1,587,885

	Conglomerates - 2.6%
13,500	Honeywell International, Inc.	1,944,675

	Containers - 1.7%
11,910	Packaging Corporation of America	1,331,419

	Drugs - Proprietary - 3.7%
33,020	Zoetis, Inc.	2,812,974

	Electrical Instruments - 1.7%
6,310	Thermo Fisher Scientific, Inc.	1,307,053

	Energy/Oil & Gas Exploration & Production - 2.0%
11,580	Diamondback Energy, Inc.	1,523,581

	Finance/Information Services - 16.4%
28,260	Fiserv, Inc. *	2,093,783
21,940	Global Payments Inc.	2,446,091
14,740	MasterCard, Inc. - Class A	2,896,705

24,140	Visa, Inc. - Class A	3,197,343
23,080	Worldpay, Inc. - Class A *	1,887,482
		12,521,404
	Financial Services - Diversified - 2.1%
34,860	Voya Financial, Inc.	1,638,420

	Financial Services - Miscellaneous - 2.1%
21,550	Intercontinental Exchange, Inc.	1,585,002

	Health Care Benefits - 7.3%
15,690	Centene Corp. *	1,933,165
14,960	UnitedHealth Group, Inc.	3,670,286
		5,603,451
	Health Care Services - 3.3%
24,960	IQVIA Holdings, Inc. *	2,491,507

	Internet Retail - 9.5%
16,960	Alibaba Group Holding Ltd. - ADR *	3,146,589
2,426	Amazon.com, Inc. *	4,123,715
		7,270,304
	Internet Software & Services - 7.9%
3,139	Alphabet, Inc. - Class A *	3,544,528
12,770	Facebook, Inc. - Class A *	2,481,466
		6,025,994
	Retail - Apparel - 2.2%
11,320	Burlington Stores, Inc. *	1,704,000

	Retail - Home Improvement - 4.4%
17,120	Home Depot, Inc.	3,340,112

	TOTAL COMMON STOCKS (Cost $49,630,647)	72,730,754

	SHORT-TERM INVESTMENTS - 4.8%
3,690,219	Invesco STIT Treasury Portfolio - Institutional Class, 1.76% #	3,690,219
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,690,219)	3,690,219
	Total Investments in Securities (Cost $53,320,866) - 100.0%	76,420,973
	Liabilities in Excess of Other Assets - (0.0)%	(22,792)
	NET ASSETS - 100.0%	$76,398,181

ADR - American Depository Receipt
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.7%
	Apparel - 2.9%
4,390	PVH Corp.	$657,271

	Auto/Auto Parts - 2.5%
3,077	Lear Corp.	571,737

	Brokerage - 4.8%
9,510	E*Trade Financial Corp. *	581,632
7,830	LPL Financial Holdings, Inc.	513,178
		1,094,810
	Building - 3.6%
13,676	PulteGroup, Inc.	393,185
5,600	TopBuild Corp. *	438,704
		831,889
	Building Products - 2.3%
8,310	Armstrong World Industries, Inc. *	525,192

	Business Services - 3.0%
4,194	MSCI, Inc.	693,813

	Chemicals - Specialty - 5.2%
4,716	Celanese Corp. - Series A	523,759
6,550	Eastman Chemical Co.	654,738
		1,178,497
	Computer - Storage - 2.1%
6,151	NetApp, Inc.	483,038

	Computer Software - 7.6%
7,095	EPAM Systems, Inc. *	882,121
16,339	SS&C Technologies Holdings, Inc.	847,994
		1,730,115
	Containers - 1.7%
3,520	Packaging Corporation of America	393,501

	Drugs - Proprietary - 1.9%
2,570	Jazz Pharmaceuticals Plc * +	442,811

	Electrical Instruments - 1.9%
6,882	Novanta, Inc. * +	428,749

	Energy/Oil & Gas Exploration & Production - 2.0%
3,430	Diamondback Energy, Inc.	451,285

	Finance/Banks - 2.7%
11,810	Synovus Financial Corp.	623,922

	Finance/Information Services - 5.8%
6,543	Global Payments Inc.	729,479
7,365	Worldpay, Inc. - Class A *	602,310
		1,331,789
	Financial Services - Diversified - 2.1%
10,031	Voya Financial, Inc.	471,457

	Financial Services - Miscellaneous - 3.8%
7,535	Broadridge Financial Solutions, Inc.	867,279

	Food - 5.0%
19,157	Performance Food Group Co. *	703,062
11,500	US Foods Holding Corp. *	434,930
		1,137,992
	Health Care Services - 4.5%
7,750	Encompass Health Corp.	524,830
5,505	PRA Health Sciences, Inc. *	513,947
		1,038,777
	Leisure Time - 2.6%
13,734	Planet Fitness, Inc. - Class A *	603,472

	Machinery - 2.3%
17,840	Rexnord Corp. *	518,430

	Medical Products - 2.0%
6,950	Integra LifeSciences Holdings Corp. *	447,650

	Medical Systems/Equipment - 2.9%
7,514	Hill Rom Holdings, Inc.	656,273

	Metals - Precious - 2.4%
26,080	Kirkland Lake Gold Ltd. +	550,810

	Office Products - 2.0%
4,443	Avery Dennison Corp.	453,630

	Retail - Apparel - 4.1%
6,283	Burlington Stores, Inc. *	945,780

	Retail - Discount - 3.7%
11,586	Ollie's Bargain Outlet Holdings, Inc. *	839,985

	Semiconductors - 6.9%
34,190	Cypress Semiconductor Corp.	532,680
12,908	Entegris, Inc.	437,581
27,506	ON Semiconductor Corp. *	611,596
		1,581,857
	Shipping - 1.4%
3,790	Kirby Corp. *	316,844

	TOTAL COMMON STOCKS (Cost $17,001,447)	21,868,655

	SHORT-TERM INVESTMENTS - 4.2%
969,842	Invesco STIT Treasury Portfolio - Institutional Class, 1.76% #	969,842
	TOTAL SHORT-TERM INVESTMENTS (Cost $969,842)	969,842
	Total Investments in Securities (Cost $17,971,289) - 99.9%	22,838,497
	Other Assets in Excess of Liabilities - 0.1%	24,471
	NET ASSETS - 100.0%	$22,862,968

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2018 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2018:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,806,522	$-	$-	$11,806,522
Energy	1,523,580	-	-	1,523,580
Financials	5,202,560	-	-	5,202,560
Health Care	12,214,986	-	-	12,214,986
Industrials	4,051,792	-	-	4,051,792
Materials	5,487,088	-	-	5,487,088
Technology	32,444,226	-	-	32,444,226
Total Common Stocks	72,730,754	-	-	72,730,754
Short-Term Investments	3,690,219	-	-	3,690,219
Total Investments in Securities	$76,420,973	$-	$-	$76,420,973

Chase Mid-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,450,134	$-	$-	$4,450,134
Consumer Staples	1,137,992	-	-	1,137,992
Energy	451,285	-	-	451,285
Financials	2,884,003	-	-	2,884,003
Health Care	2,585,510	-	-	2,585,510
Industrials	1,360,466	-	-	1,360,466
Materials	2,576,438	-	-	2,576,438
Technology	6,422,827	-	-	6,422,827
Total Common Stocks	21,868,655	-	-	21,868,655
Short-Term Investments	969,842	-	-	969,842
Total Investments in Securities	$22,838,497	$-	$-	$22,838,497

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2018, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
 Douglas G. Hess, President/Chief Executive
 Officer/Principal Executive Officer

Date  8/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive
  Officer/Principal Executive Officer

Date 8/8/2018

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer/Principal Financial Officer

Date 8/8/2018

* Print the name and title of each signing officer under his or her signature.